Statutory and other information - Fees and emoluments - executive director (Details) € in Thousands, Options in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€) Options	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)
Disclosure of transactions between related parties [line items]
Bonus (performance and target-related)			€ 0
Total key management personnel compensation excluding share-based payments	€ 8,100	€ 7,600	4,200
Share based compensation	3,700	3,700	2,400
Total Directors' emoluments	11,800	11,300	6,600
Accounting charge for share-based payment transactions	16,200	8,600	3,600
Executive directors [Member]
Disclosure of transactions between related parties [line items]
Basic salary	500	500	250
Bonus (performance and target-related)	430	480
Total key management personnel compensation excluding share-based payments	930	980	250
Share based compensation	1,780	1,780	1,780
Total Directors' emoluments	2,710	2,760	2,030
Executive directors [Member] | CEO's 5-year contract from February 2019
Disclosure of transactions between related parties [line items]
Accounting charge for share-based payment transactions	€ 1,780	€ 1,780	€ 1,780
Number of unvested share options outstanding in share-based payment arrangement | Options	10